SUBSEQUENT EVENTS (Details Narrative) - USD ($)						12 Months Ended
	Jul. 11, 2024	Apr. 06, 2024	Apr. 05, 2024	Jan. 23, 2023	Dec. 15, 2022	Jan. 31, 2025	Jan. 31, 2024
Preferred stock, par value						$ 0.001	$ 0.001
Sold private placement shares					4,333,333
Conversion of shares, principal and accrued interest			880,000
Principal amount			$ 201,200
Conversion price			$ 0.23
Placement Agent [Member]
Sale of preferred stock, shares	813,333
Former Shareholders [Member]
Exchange shares				66,794,143
Consultants [Member]
Sale of preferred stock, shares	418,333
Series A Convertible Non Voting Preferred Stock [Member] | Private Placement [Member]
Conversion shares	185.66
Preferred stock, par value	$ 0.001
Common Stock [Member]
Resell up shares	94,126,642
Sale of preferred stock, shares	9,283,333
Conversion shares		1,005,000				12,848,116	3,844,073
Warrant [Member]
Sale of preferred stock, shares						1,125,000
Exercise of warrants sold shares	11,604,167